Subsequent Events - Additional Information (Detail)					1 Months Ended	6 Months Ended
	Aug. 29, 2025 USD ($)	Aug. 08, 2025 USD ($) $ / shares shares	Jul. 11, 2025 USD ($)	Jan. 08, 2025 USD ($) shares	Sep. 30, 2025 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Accounts Payable, Current						$ 6,199,571	$ 5,243,872
Payments to Acquire Property, Plant, and Equipment						$ 129,475,947
Class of Warrants or Rights Exercised During The Period | shares					1,033,333
Number of days for common stock valued at volume weighted average price		30 days
Supra Pasha, Supra Monarch And Eco Sikousis [Member]
Subsequent Event [Line Items]
Payments to Acquire Productive Assets			$ 57,100,000
Accounts Payable, Current			1,486,691
Supra Duke, Eco Czar, Supra Sovereign and Supra Baron [Member]
Subsequent Event [Line Items]
Payments to Acquire Productive Assets	$ 71,900,000
Accounts Payable, Current	2,961,556
Amount Represent Previous Owner In Vessels Acquirement	$ 475,947
Percentage of Amount Of Previous Owner In Vessels Acquirement	0.50
three bulkers [Member]
Subsequent Event [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 51,600,000
CEO,CFO And Non Executive [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		431,894		391,600
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture		$ 299,003		$ 312,500
CEO,CFO And Non Executive [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 3.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%		50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued, price per share | $ / shares		$ 3.01
Percentage of payable on company share		10.00%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Company received dividends			$ 189,583